Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2023
Other Borrowed Funds
Schedule of other borrowed funds

	December 31,
	2023	2022

	(Dollars in Thousands)
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$10,745	$10,944
Rate on balance outstanding at year end	2.61%	2.61%
Average daily balance	$10,837	$386,924
Average rate	2.61%	1.75%
Maximum amount outstanding at any month end	$10,928	$436,122
(1)	Long-term advances at December 31, 2023 and December 31, 2022 consisted of amortizing and non-amortizing advances. The non-amortizing advances totaling $425,000,000 were called by the Federal Home Loan bank in the fourth quarter of 2022. Two amortizing advances are outstanding at December 31, 2023 in the amounts of $2,914,000 and $7,831,000 and mature in December 2033 and November 2033, respectively. The amortization on the amortizing long-term advances totals approximately $204,000, $210,000, $215,000, $221,000 and $227,000 for the years ending December 31, 2024, 2025, 2026, 2027 and December 31, 2028, respectively.